Discontinued operations and assets and liabilities of disposal groups - Profit (loss) from discontinued operations, net of tax (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Interest receivable		£ 9,482	£ 5,250
Net interest income		5,726	4,334
Non-interest income		2,001	1,885
Total income		7,727	6,219
Operating expenses		(3,915)	(3,653)
Profit before impairment losses/releases		3,812	2,566
Impairment (losses)/releases		(223)	54
Operating profit before tax		3,589	2,620
Profit from discontinued operations, net of tax	[1]	(108)	190
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Interest receivable		26	156
Net interest income		26	156
Non-interest income		(14)	(4)
Total income		12	152
Operating expenses		(122)	(24)
Profit before impairment losses/releases		(110)	128
Impairment (losses)/releases		2	62
Operating profit before tax		(108)	190
Profit from discontinued operations, net of tax		£ (108)	£ 190

[1]	The results of discontinued operations, comprising the post-tax profit, is shown as a single amount on the face of the income statement. An analysis of this amount is presented in Note 7 to the consolidated financial statements.